Cover	Oct. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42386
Entity Registrant Name	CHARLTON ARIA ACQUISITION CORPORATION
Entity Central Index Key	0002024459
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	221 W 9th
Entity Address, Address Line Two	St #848
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	319-3177
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value and one Right to acquire one-eighth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value and one Right to acquire one-eighth of one Class A ordinary share
Trading Symbol	CHARU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHAR
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-eighth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-eighth of one Class A ordinary share
Trading Symbol	CHARR
Security Exchange Name	NASDAQ